Income and social contributions taxes - Breakdown of accumulated tax losses and social contribution tax losses carried forward (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax loss carried forward	R$ 4,347,188	R$ 4,839,872
Negative tax basis of social contribution carried forward	R$ 4,623,200	R$ 5,078,111